Financial Instruments (Details) - Schedule of Company's Foreign Currency Denominated Financial Assets and Financial Liabilities	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 AUD ($)
Schedule of Company's Foreign Currency Denominated Financial Assets and Financial Liabilities [Line Items]
Assets	$ 12,118,428	$ 8,289,005	$ 19,912,801
Liabilities	809,262	553,535	32,104
US Dollars [Member]
Schedule of Company's Foreign Currency Denominated Financial Assets and Financial Liabilities [Line Items]
Assets	11,906,907	8,144,325	18,061,483
Liabilities	808,794	553,215	31,233
Euros [Member]
Schedule of Company's Foreign Currency Denominated Financial Assets and Financial Liabilities [Line Items]
Assets	48,210	32,976	1,826
Liabilities	468	320	871
Israeli New Shekel [Member]
Schedule of Company's Foreign Currency Denominated Financial Assets and Financial Liabilities [Line Items]
Assets	163,311	111,704	1,849,492
Liabilities